ETFMG Sit Ultra Short ETF
Schedule of Investments
June 30, 2023 (Unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS - 87.8%
Canada - 12.6%
Banks - 8.1%
Bank of Montreal
5.592%, (SOFRINDX + 0.710%), 03/08/2024 (b)	1,565,000	$1,565,821
Bank of Nova Scotia
5.090%, (SOFRINDX + 0.445%), 04/15/2024 (b)	2,000,000	1,997,222
Royal Bank of Canada
5.866%, (SOFRINDX + 0.840%), 04/14/2025 (b)	1,952,000	1,953,795
Toronto-Dominion Bank
5.792%, (SOFR + 0.910%), 03/08/2024 (b)	1,625,000	1,628,952
		7,145,790
Oil, Gas & Consumable Fuels - 4.5%
Enbridge, Inc.
5.090%, (SOFRINDX + 0.630%), 02/16/2024 (b)	2,535,000	2,533,366
TransCanada PipeLines Ltd.
6.203%, 03/09/2026	1,500,000	1,501,257
		4,034,623
Ireland - 2.3%
Capital Goods - 2.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.500%, 07/15/2025	2,000,000	2,010,909

United States - 72.9%
Automotive - 4.2%
General Motors Financial Co., Inc.
5.958%, (SOFR + 0.760%), 03/08/2024 (b)	2,244,000	2,239,085
Toyota Motor Credit Corp.
5.448%, (SOFR + 0.380%), 02/22/2024 (b)	1,500,000	1,499,289
		3,738,374
Banks - 32.1%
Bank of America Corp.
5.090%, (SOFR + 0.690%), 04/22/2025 (b)	552,000	551,526
6.146%, (SOFR + 1.100%), 04/25/2025 (b)	2,000,000	2,006,679
Citigroup, Inc.
5.090%, (SOFR + 1.372%), 05/24/2025 (b)	2,600,000	2,611,678
Citizens Bank
6.064%, (SOFR + 1.450%), 10/24/2025 (b)	2,000,000	1,896,089
Comerica Bank
2.500%, 07/23/2024	1,500,000	1,411,275
Comerica, Inc.
3.700%, 07/31/2023	400,000	398,826
Fifth Third Bank
5.852%, (SOFR + 1.230%), 10/27/2025 (b)	1,431,000	1,394,456
3.850%, 03/15/2026	1,300,000	1,200,095
First-Citizens Bank & Trust Co.
2.969%, (TSFR3M + 1.715%), 09/27/2025 (b)	2,600,000	2,459,917
Huntington National Bank
4.008%, (SOFR + 1.205%), 05/16/2025 (b)	850,000	818,049
KeyBank
4.150%, 08/08/2025	1,500,000	1,385,308
4.700%, 01/26/2026	1,000,000	931,373
M&T Bank Corp.
5.948%, (3 Month LIBOR USD + 0.680%), 07/26/2023 (b)	2,500,000	2,499,076
Old National Bancorp
4.125%, 08/15/2024	1,500,000	1,455,256
PNC Financial Services Group, Inc.
3.900%, 04/29/2024	2,500,000	2,455,169
Regions Financial Corp.
2.250%, 05/18/2025	2,071,000	1,916,314
Truist Bank
3.300%, 05/15/2026	1,000,000	917,209
US Bancorp
3.100%, 04/27/2026	2,250,000	2,101,793
		28,410,088
Capital Goods - 0.8%
Air Lease Corp.
4.250%, 09/15/2024	685,000	668,863

Chemical Manufacturing - 2.7%
Celanese US Holdings LLC
5.900%, 07/05/2024	2,400,000	2,395,532

Diversified Financial Services - 1.7%
Morgan Stanley
5.090%, (SOFR + 0.455%), 01/25/2024 (b)	1,500,000	1,498,709

Insurance - 11.6%
Cigna Group
6.150%, (3 Month LIBOR USD + 0.890%), 07/15/2023 (b)	898,000	897,840
Fairfax US, Inc.
4.875%, 08/13/2024 (a)	750,000	735,397
Jackson National Life Global Funding
2.650%, 06/21/2024 (a)	1,500,000	1,452,509
Lincoln National Corp.
3.350%, 03/09/2025	2,501,000	2,390,311
Nationwide Mutual Insurance Co.
7.842%, (3 Month LIBOR USD + 2.290%), 12/15/2024 (a)(b)(c)	2,000,000	1,998,425
New York Life Global Funding
5.512%, (SOFRINDX + 0.430%), 06/06/2024 (a)(b)	1,620,000	1,619,242
Pacific Life Insurance Co.
7.900%, 12/30/2023 (a)	1,200,000	1,207,711
		10,301,435
Health Care Equipment & Supplies - 3.9%
GE HealthCare Technologies, Inc.
5.550%, 11/15/2024	1,500,000	1,493,063
Thermo Fisher Scientific, Inc.
5.423%, (SOFRINDX + 0.390%), 10/18/2023 (b)	1,965,000	1,965,031
		3,458,094
Multi-Utilities - 5.1%
CenterPoint Energy, Inc.
5.776%, (SOFRINDX + 0.650%), 05/13/2024	2,669,000	2,666,580
NextEra Energy Capital Holdings, Inc.
5.468%, (SOFRINDX + 1.020%), 03/21/2024 (b)	1,503,000	1,503,645
Public Service Co of New Hampshire
3.500%, 11/01/2023	330,000	327,495
		4,497,720
Oil, Gas & Consumable Fuels - 4.5%
Kinder Morgan, Inc.
5.625%, 11/15/2023 (a)	2,000,000	1,998,990
Williams Cos., Inc.
4.300%, 03/04/2024	2,000,000	1,977,762
		3,976,752
Retailing - 0.4%
Genuine Parts Co.
1.750%, 02/01/2025	354,000	331,711

Technology Hardware, Storage & Peripherals - 2.8%
Arrow Electronics, Inc.
6.125%, 03/01/2026	2,000,000	1,993,352
Hewlett Packard Enterprise Co.
5.900%, 10/01/2024	500,000	500,270
		2,493,622
Wireless Telecommunication Services - 3.1%
Sprint LLC
7.625%, 03/01/2026	500,000	519,843
Verizon Communications, Inc.
5.582%, (SOFR + 0.500%), 03/22/2024 (b)	2,271,000	2,271,409
		2,791,252
TOTAL CORPORATE BONDS (Cost $77,602,016)		77,753,474

MUNICIPAL BONDS - 4.7%
Dallas Independent School District
6.000%, 02/15/2026	500,000	504,491
District of Columbia Water & Sewer Authority
4.568%, 10/01/2023	1,000,000	995,589
Iowa Student Loan Liquidity Corp.
3.586%, 12/01/2023	1,000,000	988,843
Minnesota Housing Finance Agency
2.498%, 07/01/2023	245,000	245,000
San Bernardino City Unified School District
8.253%, 02/01/2026	1,400,000	1,449,103
TOTAL MUNICIPAL BONDS (Cost $4,212,511)		4,183,026

US GOVERNMENT AGENCY ISSUE - 2.3%
UNITED STATES - 2.3%
Federal Home Loan Banks
5.625%, 06/15/2026	2,000,000	1,998,002
TOTAL US GOVERNMENT AGENCY ISSUE (Cost $2,000,000)		1,998,002

SHORT-TERM INVESTMENTS - 4.3%
Money Market Funds - 4.3%
First American Government Obligations Fund - Class X, 5.01% (d)	3,763,075	3,763,075
TOTAL SHORT-TERM INVESTMENTS (Cost $3,763,075)		3,763,075

Total Investments (Cost $87,577,602) - 99.0%		87,697,577
Other Assets in Excess of Liabilities - 1.0%		880,823
TOTAL NET ASSETS - 100.0%		$88,578,400

Percentages are stated as a percent of net assets.

(a)
Restriced security as defined in Rule 144(a) under the Securities Act of 1933.  Resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2023, the market value of these securities total $9,012,274, which represents 10.17% of total net assets.

(b)		Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2023.
(c)		Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2023.
(d)		The rate shown is the seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”)(each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2023, AIEQ, HACK, IPAY, GAMR, VALT, AWAY, GERM, MJUS, MJXL, SILX, IVES, ITEQ and ETHO did not hold any fair valued securities. As of June 30, 2023, SILJ held three fair valued securities and MJ held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2023:

VALT
Assets^	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$77,753,474	$-	$77,753,474
Municipal Bonds	-	4,183,026	-	4,183,026
U.S. Government Agency Issues	-	1,998,002	-	1,998,002
Short-Term Investments	3,763,075	-	-	3,763,075
Total Investments in Securities	$3,763,075	$83,934,502	$-	$87,697,577

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.